As filed with the Securities and Exchange Commission on December 7, 2007
                                     Investment Company Act File Number 811-4179


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                              Cortland Trust, Inc.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                           (Address of principal executive offices)  (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  September 30, 2006

Item 1: Report to Stockholders


--------------------------------------------------------------------------------
CORTLAND                                                        600 Fifth Avenue
TRUST, INC.                                                   New York, NY 10020
                                                                  (212) 830-5200


================================================================================




Dear Shareholder:

We are pleased to present the semi-annual report of Cortland Trust, Inc. (the "Company") for the period ended September 30, 2007.

As of September 30, 2007, the Cortland General Money Market Fund had 134 shareholder accounts and net assets of $40,122,785.

The U.S. Government Fund had 389 shareholder accounts and net assets of $57,700,217.

The Municipal Money Market Fund had 12 shareholder accounts and net assets of $5,786,193.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.


Sincerely,

/s/ Steven W. Duff



Steven W. Duff
President





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)

================================================================================
As a shareholder of the Funds, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2007 through September 30, 2007.

ACTUAL EXPENSES

 The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period' to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------------------
  Cortland General Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
            Cortland Shares                     Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                         4/01/07                     9/30/07                    Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                                 $1,000.00                  $1,021.80                   $5.11
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                         $1,000.00                  $1,019.95                   $5.10
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
         U.S. Government Fund
------------------------------------------------------------------------------------------------------------------------------------
            Cortland Shares                     Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                         4/01/07                     9/30/07                    Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                                $1,000.00                    $1,021.00                   $5.05
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                        $1,000.00                    $1,020.00                   $5.05
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
      Municipal Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------
            Cortland Shares                      Beginning Account Value      Ending Account Value     Expenses Paid During the
                                                          4/01/07                     9/30/07                    Period*
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                                 $1,000.00                    $1,014.00                   $4.48
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                         $1,000.00                    $1,020.55                   $4.50
  expenses)
------------------------------------------------------------------------------------------------------------------------------------

*Expenses are equal to the Fund's annualized expense ratios of 1.01%, 1.00% and 0.89%, for Cortland General Money Market Fund's Cortland shares, U.S. Government
Fund's Cortland shares and Municipal Money Market Fund's Cortland shares, respectively, multiplied by the average account value over the period (April 1, 2007 through September 30, 2007), multiplied by 183/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)
================================================================================

     Face                                                                              Maturity        Current          Value
    Amount                                                                               Date         Coupon (a)       (Note 1)
    ------                                                                               ----         ----------        -------
Asset Backed Commercial Paper (4.95%)
------------------------------------------------------------------------------------------------------------------------------------
$    2,000,000  Lexington Parker Capital                                                11/07/07         5.91%     $    1,987,965
--------------                                                                                                     --------------
     2,000,000  Total Asset Backed Commercial Paper                                                                     1,987,965
--------------                                                                                                     --------------
Repurchase Agreements (29.91%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Annaly Mortgage Management, Inc.  purchased on 09/28/07, repurchase proceeds at maturity $5,002,083
                (Collateralized by $22,398,247, GNMA, 4.000% to 6.375%,
                due 05/20/33 to 07/16/33, value $5,100,000)                             10/01/07         5.00%     $    5,000,000
     7,000,000  Bank of America  purchased on 09/28/07,
                repurchase proceeds at maturity $7,002,771
                (Collateralized by $29,796,911, GNMA, 0.000% to 5.789%,
                due 06/16/32 to 07/20/37, value $7,140,000)                             10/01/07         4.75%          7,000,000
--------------                                                                                                     --------------
    12,000,000  Total Repurchase Agreements                                                                            12,000,000
--------------                                                                                                     --------------
Variable Rate Demand Instruments (b) (52.95%)
------------------------------------------------------------------------------------------------------------------------------------
$    1,795,000  361 Summit Blvd. LLC - Series 2003
                LOC First Commercial Bank                                               05/01/28         5.18%     $    1,795,000
     2,400,000  CEGW, Inc.
                LOC PNC Bank, N.A                                                       03/31/09         5.75           2,400,000
       750,000  First Park Place LLC
                LOC Fifth Third Bank                                                    12/01/19         5.19             750,000
     1,500,000  Genesee County, MI Taxable Obligation Notes                             11/01/08         5.25           1,500,000
     1,270,000  Healtheum, LLC - Series 2004
                LOC Wells Fargo Bank, N.A.                                              11/01/29         5.12           1,270,000
       700,000  Kit Carson County, CO Agricultural Development RB
                (Midwest Farms, LLC) - Series 1997
                LOC Wells Fargo Bank, N.A.                                              06/01/27         5.10             700,000
       420,000  Lee County, FL Multifamily  HFA  RB
                (Crossings at Cape Coral Apartments Project) - Series 1999B
                LOC Suntrust Bank                                                       06/01/14         5.22             420,000
       470,000  LRC - B Wadsworth Investors, Ltd. - Series 1997
                LOC  US Bank, N.A.                                                      09/01/17         5.32             470,000
       760,000  Manatee County, FL Multifamily HFA  RB - Series 2002B
                (La Mirada Gardens Project)
                LOC Suntrust Bank                                                       11/01/33         5.12             760,000

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
================================================================================

      Face                                                                              Maturity        Current          Value
    Amount                                                                               Date         Coupon (a)       (Note 1)
    ------                                                                               ----         ----------        -------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      895,000  Miami River Stone Company - Series 2002
                LOC US Bank, N.A.                                                       08/01/09         5.23%     $      895,000
       885,000  Milwaukee, WI (Historic Third Ward Parking Project) - Series 1999
                LOC Northern Trust Bank                                                 09/01/28         5.23             885,000
     1,310,000  Mississippi Business Finance Corporation IDRB
                (Howard Industries, Inc.) - Series 1995
                LOC Amsouth Bank                                                        06/01/10         5.13           1,310,000
       300,000  Mississippi Business Finance Corporation, IDRB
                (Colle Towing Project) - Series 2004
                LOC Regions Bank                                                        10/01/19         5.13             300,000
       990,000  Oswego County, NY IDA Civic Facilities (OH Properties, Inc Project - B)
                LOC Manufacturers & Traders & Trust Co.                                 06/01/24         5.17             990,000
     2,325,000  Smugglers Notch Management Company, Ltd. and
                Smugglers Notch Investment Company, Ltd. - Series 2000
                LOC KeyBank,N.A.                                                        09/01/15         5.20           2,325,000
       430,000  Warrior Roofing Manufacturing, Inc. - Series 2001
                LOC Columbus Bank & Trust Company                                       09/01/26         5.25             430,000
     1,750,000  Westchester County, NY IDA RB (B.W.P.Distributors Inc.)-Series 1997
                LOC Wachovia Bank, N.A.                                                 10/01/28         5.25           1,750,000
       460,000  Westchester Presbyterian Church
                LOC US Bank, N.A.                                                       09/01/13         5.31             460,000
     1,833,592  Wilmington Trust Company (Amtrak Trust 93-A) - Series B Notes
                Guaranteed by General Electric Company                                  01/01/11         5.55           1,833,592
--------------                                                                                                     --------------
    21,243,592  Total Variable Rate Demand Instruments                                                                 21,243,592
--------------                                                                                                     --------------
U.S Government Agency Discount Note (9.97%)
------------------------------------------------------------------------------------------------------------------------------------
$    4,000,000  Federal Home Loan Bank                                                  10/01/07         4.25%     $    4,000,000
--------------                                                                                                     --------------
     4,000,000  Total U.S Government Agency Discount Note                                                               4,000,000
--------------                                                                                                     --------------
                Total Investments (97.78%) (Cost $39,231,557+)                                                         39,231,557
                Cash and other assets, net of liabilities (2.22%)                                                         891,228
                                                                                                                   --------------
                Net Assets (100.00%)                                                                               $   40,122,785
                                                                                                                   ==============

                +  Aggregate cost for income tax purposes is identical.


--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

FOOTNOTES:

(a) The interest rate shown reflects the security's current coupon, unless yield is available.

(b) These securities have a 7-day put feature exercisable by the Fund at par value. Rate changes weekly.

KEY:
GNMA     =    Government National Mortgage Association                          IDRB   =    Industrial Development Revenue Bond
HFA      =    Housing Finance Authority                                         LOC    =    Letter of Credit
IDA      =    Industrial Development Authority                                  RB     =    Revenue Bond

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

--------------------------------------------------------------------------------
   Securities Maturing in               Value                % of Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Less than 31 Days                   $    37,243,592             94.93%
  31 through 60 Days                        1,987,965              5.07
  61 through 90 Days                              -0-               -0-
  91 through 120 Days                             -0-               -0-
  121 through 180 Days                            -0-               -0-
  Over 180 Days                                   -0-               -0-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Total                               $    39,231,557            100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S GOVERNMENT FUND
SCHEDULE OF INVESTMENTS
September 30, 2007
(UNAUDITED)
================================================================================

     Face                                                                               Maturity      Current           Value
    Amount                                                                               Date         Coupon (a)       (Note 1)
    ------                                                                               ----         ---------        --------
Loan Participation (8.67%)
------------------------------------------------------------------------------------------------------------------------------------
$    5,000,000  Army and Air Force Exchange Service with JP Morgan Chase & Company      10/10/07         5.50%     $    5,000,000
--------------                                                                                                     --------------
     5,000,000  Total Loan Participation                                                                                5,000,000
--------------                                                                                                     --------------
Repurchase Agreement (15.60%)
------------------------------------------------------------------------------------------------------------------------------------
$    9,000,000  UBS Securities, LLC, purchased on 09/28/07,
                repurchase proceeds at maturity $9.003,713
                (Collateralized by $9,380,000, RFIN, 0.000%
                due 04/15/08, value $9,181,144)                                         10/01/07         4.95%     $    9,000,000
--------------                                                                                                     --------------
     9,000,000  Total Repurchase Agreement                                                                              9,000,000
--------------                                                                                                     --------------
U.S. Government Agency Discount Note (74.52%)
------------------------------------------------------------------------------------------------------------------------------------
$   43,000,000  Federal Home Loan Bank                                                  10/01/07         4.25%     $   43,000,000
--------------                                                                                                     --------------
    43,000,000  Total U.S. Government Agency Discount Note                                                             43,000,000
--------------                                                                                                     --------------
                Total Investments (98.79%) (Cost $57,000,000+)                                                         57,000,000
                Cash and other assets, net of liabilities (1.21%)                                                         700,217
                                                                                                                   --------------
                Net Assets (100.00%)                                                                               $   57,700,217
                                                                                                                   ==============

               +    Aggregate cost for federal income tax purposes is identical.
              (a)   The  interest  rate shown   reflects the  security's current
                    coupon, unless yield is available.

KEY:
RFIN      =    Resolution Funding Corporation Strip Interest

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:

--------------------------------------------------------------------------------
    Securities Maturing in               Value                % of Portfolio
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Less than 31 Days                   $  57,000,000              100.00%
  31 through 60 Days                            -0-                 -0-
  61 through 90 Days                            -0-                 -0-
  91 through 120 Days                           -0-                 -0-
  121 through 180 Days                          -0-                 -0-
  Over 180 Days                                 -0-                 -0-
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Total                               $  57,000,000              100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2007
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Current      Value               Standard
    Amount                                                                      Date     Coupon (b)  (Note 1)     Moody's   & Poor's
    ------                                                                      ----     ---------    -------     -------  ---------
Variable Rate Demand Instruments (c) (97.91%)
------------------------------------------------------------------------------------------------------------------------------------
$      250,000  Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
                LOC Columbus Bank & Trust Company                               09/01/27    4.09%  $   250,000                  A-1
       250,000  Bowie County Texas IDC - Series 1985
                LOC Bank of New York                                            11/01/25    4.05       250,000                  A-1+
       300,000  Brazos River, TX Habor Navigation
                (Merey Sweeny LP Project) - Series 2001A
                LOC Bank of America                                             04/01/21    4.15       300,000     VMIG-1
       300,000  Farmington, NM PCRB
                (Arizona Public Service Corp Four Corners Project) - Series B
                LOC Barclay Bank PLC                                            09/01/24    4.04       300,000       P-1        A-1+
       250,000  Florida HFC (Charleston Landing Apartments) - 2001 Sereis 1-A
                Guaranteed by FHLMC                                             07/01/31    3.86       250,000                  A-1+
       250,000  Gulf Coast, TX Exempt Facility IDRB
                (BP Global Power Corporation Project) - Series 2003             04/01/38    4.13       250,000     VMIG-1
       250,000  Jacksonville, FL Health Facilities Authority Hospital RB
                (Baptist Medical Center Project) - Series 2001
                LOC Wachovia Bank, N.A                                          08/15/21    4.00       250,000                  A-1+
       280,000  Jay Street Development Corporation, NY
                (Courts Facility Lease Revenue) - Series 2005A
                LOC Depfa Bank PLC                                              05/01/22    3.77       280,000     VMIG-1       A-1+
       300,000  King George County, VA IDA RB
                (Birchwood Power Partners Project) - Series
                LOC Bank of Nova Scotia                                         11/01/25    4.13       300,000                  A-1+
       250,000  Loudoun County, VA IDA RB
                (Howard Hughes Medical Institute Project) - Series 2003C        02/15/38    4.03       250,000     VMIG-1       A-1+
       250,000  Manatee County, FL PCRB (FL Powers & Light Project) 1994        09/01/24    4.05       250,000     VMIG-1       A-1
       250,000  Massachusetts HEFA (Harvard University) - Series B-10           07/15/36    4.00       250,000     VMIG-1       A-1+
       300,000  Massachusetts Water Resources
                (Multi-Modal Subordinated) - 2002 C
                LOC Landesbank Hessen                                           08/01/20    4.05       300,000     VMIG-1       A-1+
       250,000  Montgomery, AL IDB Pollution (General Electric Company)         05/01/21    3.96       250,000     VMIG-1       A-1+
       270,000  New York State Dormitory Authority Revenue Derivatives
                Guaranteed by FHA                                               08/15/25    3.89       270,000                  A-1
       250,000  New York City, NY Transitional Finance Authority
                Future Tax Secured Bonds - Fiscal 2003 - Sereis C2
                (ROCs RR II - R - 2019)                                         08/01/31    3.96       250,000     VMIG-1       A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2007
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                  ------------------
     Face                                                                       Maturity  Current      Value               Standard
   Amount                                                                       Date     Coupon (b)  (Note 1)     Moody's   & Poor's
   ------                                                                       ----     ---------    ------      ------     -------
Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$      100,000  New York State Dormitory Authority (Cornell University) -
                Series 1990B                                                    07/01/25    3.96%  $   100,000     VMIG-1       A-1+
       250,000  New York State Dormitory Authority
                Guaranteed by GNMA                                              02/15/41    3.90%      250,000                  A-1
       300,000  New York State Thruway Authority Second General
                Highway and Bridges - Series 2003A
                Insured by MBIA Insurance Corp                                  04/01/15    3.93       300,000     VMIG-1
       250,000  Orlando, FL Utilities Commision - Series B                      10/01/22    3.87       250,000     VMIG-1       A-1+
       265,000  University of North Carolina at Chapel Hill RB - Sereis 2001 B  12/01/25    3.85       265,000     VMIG-1       A-1+
       250,000  Washington State HFC
                LOC Allied Irish Bank                                           07/01/33    3.99       250,000     VMIG-1       A-1
--------------                                                                                     -----------
     5,665,000  Total Variable Rate Demand Instruments                                               5,665,000
--------------                                                                                     -----------
                Total Investments (97.91%) (Cost $5,665,000+)                                        5,665,000
                Cash and other assets, net of liabilities (2.09%)                                      121,193
                                                                                                   -----------
                Net Assets (100.00%)                                                               $ 5,786,193
                                                                                                   ===========

                +   Aggregate cost for income tax purposes is identical.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

    In addition, certain issuers have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security's current coupon, unless yield is available.

(c) Securities payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

KEY:
FHLMC    =    Federal Home Loan Mortgage Corporation                            IDC    =    Industrial Development Revenue Bond
FHA      =    Federal Housing Authority                                         IDRB   =    Industrial Development Revenue Bond
GNMA     =    Government National Mortgage Association                          LOC    =    Letter of Credit
HDA      =    Housing Development Authority                                     MHRB   =    Multi-Family Housing Revenue Bond
HEFA     =    Health and Education Facilities Authority                         PCRB   =    Pollution Control Revenue Bond
HFC      =    Housing Finance Commission                                        RB     =    Revenue Bond
IDA      =    Industrial Development Authority                                  ROCs   =    Reset Option Certificates
IDB      =    Industrial Development Bond


BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE:

--------------------------------------------------------------------------------
          States                       Value                     % of Portfolio
--------------------------------------------------------------------------------
Alabama                             $     500,000                      8.83%
Florida                                 1,000,000                     17.65
Massachusetts                             550,000                      9.71
New Mexico                                300,000                      5.29
New York                                1,450,000                     25.60
North Carolina                            265,000                      4.68
Texas                                     800,000                     14.12
Virginia                                  550,000                      9.71
Washington                                250,000                      4.41
--------------------------------------------------------------------------------
Total                               $   5,665,000                   100.00%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2007
(UNAUDITED)

================================================================================

                                                         Cortland General              U.S. Government           Municipal Money
                                                         Money Market Fund                 Fund                     Market Fund
                                                         -----------------             ---------------           ---------------
ASSETS:
  Investments in securities, at
        amortized cost (Note 1).........                $       27,231,557            $     48,000,000          $      5,665,000
  Repurchase Agreements.................                        12,000,000                   9,000,000                       -0-
  Cash..................................                           813,317                     725,232                    95,015
  Accrued interest receivable...........                            97,560                      19,754                    23,041
  Other assets..........................                               843                          49                     3,673
                                                        ------------------            ----------------          ----------------
      Total Assets......................                        40,143,277                  57,745,035                 5,786,729
                                                        ------------------            ----------------          ----------------

LIABILITIES:
  Payable to affiliates*................                            16,614                     41,474                        536
  Accrued expenses......................                             3,870                      3,308                        -0-
  Dividends payable.....................                                 8                         36                        -0-
                                                        ------------------            ---------------           ----------------
      Total Liabilities.................                            20,492                     44,818                        536
                                                        ------------------            ---------------           ----------------
  Net assets............................                $       40,122,785            $    57,700,217           $      5,786,193
                                                        ==================            ===============           ================
SOURCE OF NET ASSETS:

  Net capital paid in on shares
       of capital stock (Note 3)........                $       40,126,075            $    57,712,951           $      5,774,548
  Accumulated net investment income.....                               -0-                        -0-                     11,814
  Accumulated net realized gain (loss)..                            (3,290)                  (12,734)                      (169)
                                                        ------------------            ---------------           ----------------
  Net assets............................                $       40,122,785            $    57,700,217           $      5,786,193
                                                        ------------------            ---------------           ----------------
  Net asset value, per share (Note 3):

  Class Name                                                   Net Assets          Shares Outstanding            Net Asset Value

  Cortland General Money Market Fund:

  Cortland Shares.......................                      $40,122,785             40,126,075                         $1.00

  U. S. Government Fund:

  Cortland Shares.......................                      $57,700,217             57,712,951                         $1.00

  Municipal Money Market Fund:

  Cortland Shares.......................                       $5,786,193              5,796,016                         $1.00

* Including fees payable to Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 2007
(UNAUDITED)

================================================================================

                                                         Cortland General              U.S. Government           Municipal Money
                                                         Money Market Fund                 Fund                     Market Fund
                                                         -----------------             ---------------           ---------------
INVESTMENT INCOME

Income:

  Interest.....................................          $      34,708,393             $       938,284           $       626,157
                                                         -----------------             ---------------           ---------------
Expenses: (Note 2)

  Investment management fee....................                  5,047,670                     141,849                   129,363
  Distribution fee (Cortland Shares)...........                    323,422                      45,616                    41,601
  Distribution fee (Short Term Fund Shares)....                     28,720                         --                        --
  Distribution fee (Xpress Shares).............                  1,271,102                         --                        --
  Shareholder servicing fee (Xpress Shares)....                  1,271,102                         --                        --
  Directors' fees and expenses.................                     34,317                       2,892                     2,821
  Other........................................                     54,690                       9,790                   (6,010)
                                                         -----------------             ---------------           ---------------
    Total expenses.............................                  8,031,023                     200,147                   167,775
    Less:  Fees waived (Note 2)................                  (248,286)                     (16,774)                 (20,280)
                                                         -----------------             ---------------           ---------------
   Net expenses................................                  7,782,737                     183,373                   147,495
                                                         -----------------             ---------------           ---------------
  Net investment income .......................                 26,925,656                     754,911                   478,662

REALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments......                      4,746                     (10,316)                    6,907
                                                         -----------------             ---------------           ---------------
  Increase in net assets from operations.......          $      26,930,402             $       744,595           $       485,569
                                                         =================             ===============           ===============


--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS



================================================================================

                                         Cortland General                   U.S. Government                    Municipal Money
                                          Money Market Fund                       Fund                          Market Fund
                                     -----------------------------      -----------------------------   ----------------------------
                                     For the Six        For the         For the Six       For the        For the Six      For the
                                     Months Ended        Year           Months Ended       Year          Months Ended      Year
                                     September 30,       Ended          September 30,      Ended         September 30,     Ended
                                          2007          March 31,          2007           March 31,         2007         March 31,
                                      (Unaudited)        2007            (Unaudited)       2007           (Unaudited)     2007
                                    --------------   -------------      -------------   -------------   ------------  --------------
INCREASE (DECREASE)
 IN NET ASSETS
Operations:
Net investment income.....          $    26,925,656   $  189,056,965    $    754,911     $ 10,858,474   $   478,662   $  4,783,351
Net realized gain (loss) on
  investments.......... ..                    4,746           29,094         (10,316)          (2,418)        6,907         (5,028)
                                     --------------   --------------    -------------   -------------   ------------  --------------
Increase in net assets
  from operations.........               26,930,402      189,086,059         744,595       10,856,056       485,569      4,778,323
Dividends to shareholders from
  net investment income:
  Cortland Shares.........               (5,596,228)     (49,978,927)       (754,911)      (5,691,755)     (466,848)+   (2,473,756)+
  Short Term Fund Shares..                 (496,885)      (1,479,005)          --               --            --             --
  Advantage Shares........                  -0-          (82,976,116)          -0-         (5,166,719)        -0-       (2,309,595)+
  Xpress Shares...........              (20,832,543)     (54,622,917)          --               --            --            --
                                      --------------  --------------    -------------   -------------   ------------  --------------
  Total dividend to shareholders        (26,925,656)    (189,056,965)       (754,911)     (10,858,474)     (466,848)+  (4,783,351)+
                                      --------------  --------------    -------------   -------------   ------------   -------------
Distributions to shareholders from
  realized gains on investments:
  Cortland Shares.........                   (1,032)          (7,284)          -0-             -0-           -0-             -0-
  Short Term Fund Shares..                     (113)            (222)          --              --            --              --
  Advantage Shares........                    -0-            (15,543)          -0-             -0-           -0-             -0-
  Xpress Shares...........                   (5,433)          (7,503)          --              --            --              --
                                      --------------  --------------    -------------   -------------   ------------   -------------
  Total distribution to shareholders         (6,578)         (30,552)          -0-             -0-           -0-             -0-
                                      --------------  --------------    -------------   -------------   ------------   -------------
Capital share transactions (Note 3):
  Cortland Shares.........              431,237,477)    (820,343,893)      6,382,302     (113,826,685)  (40,909,928)   (75,772,841)
  Short Term Fund Shares..              (32,104,699)      (8,379,124)          --               --            --             --
  Advantage Shares........                   -0-      (2,769,927,818)          -0-       (202,118,561)        -0-      129,648,857)
  Xpress Shares...........           (1,475,324,695)     256,536,970           --               --            --             --
                                      --------------  --------------    -------------   -------------   ------------  --------------
  Total capital share transactions   (1,938,666,871)  (3,342,113,865)      6,382,302     (315,945,246)  (40,909,928)  (205,421,698)
                                      --------------  --------------    -------------   -------------   ------------  --------------
Total increase (decrease)            (1,938,668,703)  (3,342,115,323)      6,371,986     (315,947,664)  (40,891,207)  (205,426,726)
Net assets:
Beginning of period.......             1,978,791,488   5,320,906,811      51,328,231      367,275,895    46,677,400    252,104,126
                                      --------------  --------------    -------------   -------------   ------------  --------------
End of period.............           $    40,122,785 $ 1,978,791,488    $ 57,700,217      $51,328,231  $  5,786,193   $ 46,677,400
                                      ==============  ===============   =============   =============  ============   ==============
Undistributed net
  investment income.......           $        -0-     $        -0-      $      -0-      $      -0-     $     11,814   $      6,789
                                      ==============  ===============   =============   =============  ============   ==========-===

+ Designated as exempt-interest dividends for regular federal income tax purposes.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)


================================================================================

1. Summary of Accounting Policies

Cortland Trust, Inc. is a diversified,   open-end management investment company
registered under the Investment Company Act of 1940 (the "Act"). The Company is presently comprised of three Funds (the "Funds"), the Cortland General Money Market Fund, the U.S. Government Fund and the Municipal Money Market Fund. On June 7, 2007, the Board of Directors of the Fund approved the merger of the Funds into Daily Income Fund, an affiliated fund also managed by Reich & Tang Asset Management, LLC. On November 19, 2007 these Funds have merged into Daily Income Fund after the approval of the Shareholders of record of August 24, 2007. The Cortland General Money Market Fund has four classes of stock authorized, Cortland Shares, Short Term General Fund - General Shares ("Short Term Fund Shares"), Advantage Primary Liquidity Fund Shares ("Advantage Shares") and money market Xpress fund Shares ("Xpress Shares"). The U.S Government Fund has two classes of stock authorized, Cortland Shares and Advantage Government Liquidity Fund Shares. The Municipal Money Market Fund has two classes of stock authorized, Cortland Shares and Advantage Municipal
Liquidity Fund Shares. All share classes are subject to a service fee pursuant to each Fund's Distribution Plan. The Advantage and Xpress Shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Short Term Fund Shares, Advantage Shares and Xpress Shares commenced operations on September 5, 2002, November 22, 2002 and September 17, 2004, respectively. The Advantage Shares liquidated on December 15, 2006. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gain s and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, the Cortland Shares, Short Term Fund Shares, Advantage Shares and Xpress Shares represent the same interest in the income and assets of each fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost,the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Repurchase Agreements -
     The Cortland General Money Market Fund and U.S. Government Fund may enter into repurchase agreements. In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

     c) Federal Income Taxes -
     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their tax exempt and taxable income to shareholders. Therefore, no provision for federal income tax is required.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================

1. Summary of Accounting Policies (Continued)

     d) Dividends and Distributions -
     Dividends from net investment income including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
     Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -

     Securities transactions are recorded on a trade date basis.Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, each Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, has entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to all share classes of the Funds. For its services under the Distribution Agreement, the Distributor receives from the Funds a fee equal to 0.25% of the average daily net assets with respect to the Cortland, Short Term Fund, Advantage and Xpress Shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the Company's shares. In addition, the Distributor receives an additional 0.25% per annum in shareholder servicing fees of the Advantage and Xpress Shares' average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (Continued)

During the period ended September 30, 2007, the Distributor voluntarily waived the following fees:

                                                  Cortland General Money                           Municipal Money
                                                   Market Fund          U.S. Government Fund         Market Fund
Management fees                                       $118,275                      --                 $16,710
Distribution fees - Short Term Fund Shares                 499                      --                      --
Distribution fees - Xpress Shares                      106,174                      --                      --
Distribution fees - Cortland Shares                     12,257                 $16,774                   3,570
Sub-TA fees - Short Term Fund Shares                    11,081
The Distributor has no right to recoup prior fee waivers.


The Directors of the Company not affiliated with the Manager will be paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director will also receive a fee of $1,500 for each Board of Directors or committee meeting held telephonically. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager and for purposes of determining which funds in the Reich & Tang complex will bear the related expense of Independent Directors' fees, California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., the Daily Income Fund, and the New Jersey Municipal Income Fund, Inc. are collectively referred to as, the Combined Funds, and the Cortland Trust, Inc. is referred to as, the Cortland Funds. Mr. Dowden, Mr. Frischling, Mr. Lerner and Mr. Schultz will have their fees allocated among the Combined Funds and the Cortland Funds in accordance with the Manager's discretion. Directors who are affiliated with the Manager do not receive compensation from the Fund.

Included in the Statements of Operations under the caption "Other Expenses" were fees of $406 paid to the Distributor for sub-accounting and administration services for the Short Term Fund Shares of Cortland General Money Market Fund. The Distributor receives a fee at an annual rate of up to 0.10% of the daily average net assets of Short Term Fund Shares of Cortland General Money Market Fund. For the period ended September 30, 2007 these fees amounted to an annual rate of less than 0.01% of the Short Term Fund Shares of Cortland General Money Market Fund.

3. Compensating Balance Agreement

Reich & Tang and the Bank of New York have entered into a compensating balance arrangement, which would allow the Fund to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================

4. Capital Stock

The shares outstanding in the Cortland General Money Market Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland Shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 2007, there were 5,205,283 Pilgrim Shares outstanding, with a net asset value of $1.00 per share, included in the Cortland Shares.

At September 30, 2007, 11 billion shares of $.001 par value stock of the Company were authorized, of which 8 billion are designated as Cortland General Money Market Fund shares, 1 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Money Market Fund shares and 1 billion are unclassified. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                                         Cortland General                   U.S. Government                    Municipal Money
                                          Money Market Fund                       Fund                          Market Fund
                                     -------------------------------    ---------------------------      ---------------------------
                                      Six Months      For the Year        Six Months     For the Year      Six Month    For the Year
                                        Ended          Ended              Ended            Ended            Ended           Ended
                                     September 30,     March 31,         September 30,    March 31,       September 30,    March 31,
                                         2007           2007                2007            2007             2007            2007
                                     ------------     -------------      -------------  -------------    --------------  -----------
Cortland Shares

Shares sold..........                457,776,935     4,854,935,809        118,260,270    666,396,216      96,495,248    625,075,186
Dividends reinvested.                  5,596,834        49,837,566            755,014      5,688,155         466,568      2,472,072
Shares redeemed......               (894,611,246)   (5,725,117,268)      (112,632,982)  (785,911,056)   (137,871,744)  (703,320,099)
                                   --------------   ---------------      -------------  -------------   -------------  -------------
Net increase (decrease)             (431,237,477)     (820,343,893)         6,382,302   (113,826,685)    (40,909,928)   (75,772,841)
                                   ==============   ===============      =============  =============   =============  =============
Short Term Fund Shares

Shares sold..........                 20,548,218       70,010,898
Dividends reinvested.                    496,627        1,478,060
Shares redeemed......                (53,149,544)     (79,868,082)
                                   --------------   ---------------
Net increase (decrease)              (32,104,699)      (8,379,124)
                                   ==============   ===============
Advantage Shares

Shares sold..........                     -0-       2,595,760,417             -0-        256,330,858          -0-       277,930,170
Dividends reinvested.                     -0-          82,650,244             -0-          5,152,772          -0-         2,302,083
Shares redeemed......                     -0-      (5,448,338,479)            -0-       (463,602,191)         -0-      (409,881,110)
                                   --------------   ---------------      -------------  -------------   -------------  -------------
Net increase (decrease)                   -0-      (2,769,927,818)            -0-       (202,118,561)         -0       (129,648,857)
                                   ==============   ===============      =============  =============   =============  =============
Xpress Shares
Shares sold..........                804,332,032    1,973,279,108
Dividends reinvested.                 20,819,839       54,604,886
Shares redeemed......             (2,300,476,566)  (1,771,347,024)
                                   --------------   ---------------
Net increase (decrease)           (1,475,324,695)     256,536,970
                                   ==============   ===============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

5. Tax Information

The tax character of all distributions paid during the years ended March 31, 2007 and 2006 were as follows:

                          Cortland General Money                                                   Municipal Money
                               Market Fund                   U.S. Government Fund                    Market Fund
                      ----------------------------        ---------------------------       ---------------------------
                          Year Ended March 31,               Year Ended March 31,              Year Ended March 31,
                           2007           2006                2007            2006              2007            2006
                      -------------   ------------        ------------   ------------       ------------   ------------
Ordinary Income       $ 189,087,517   $135,576,950        $ 10,858,474   $  9,816,111       $      6,789   $    -0-

Tax - Exempt Income         -0-            -0-                 -0-             -0-             4,776,562      4,097,394


At March 31, 2007, there were no distributable earnings for the Cortland General Money Market Fund and U.S. Government Fund. At March 31, 2007, the Cortland General Money Market Fund, the U.S. Government Fund and Municipal Money Market Fund had capital loss carryforward of $0, $0 and $8,541, respectively, available for Federal income tax purposes to be applied against future gains, if any. If not applied against future gains, these will expire in the year 2015. At March 31, 2007, the Cortland General Money Market Fund, U.S. Government Fund and Municipal Money Market Fund had post-October losses of $1,309, $2,418 and $5,324, respectively.

During the year ended March 31, 2007, the Cortland General Money Market Fund utilized $19 of its carried forward capital losses.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding the Portfolio's 2007 semi-annual report. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

6. New Accounting Pronouncements

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS157"). SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. SFAS 157 applies to reporting periods beginning after November 15, 2007. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statements.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

7. Financial Highlights

                                                                                  Cortland General Money Market Fund
                                                                --------------------------------------------------------------------
                                                Six Months Ended                           For the Year Ended March 31,
Cortland Shares                               September 30, 2007--------------------------------------------------------------------
---------------                                  (Unaudited)        2007           2006          2005           2004         2003
                                                 ----------     -----------    -----------   -----------    ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period             $    1.00      $     1.00     $     1.00    $     1.00     $    1.00      $  1.00
                                                 ----------     -----------    -----------   -----------    ----------   ----------
Income from investment operations:
  Net investment income......                         0.022           0.042          0.028         0.008         0.002        0.008
  Net realized and unrealized
   gain/(loss) on investments.                        0.000           0.000          0.000         0.000         0.000        0.000
                                                 ----------     -----------    -----------   -----------    ----------   ----------
Total from investment operations                      0.022           0.042          0.028         0.008         0.002        0.008

  Less distributions from:
  Dividends from net investment income               (0.022)         (0.042)        (0.028)       (0.008)       (0.002)      (0.008)
Net realized gains on investments                    (0.000)         (0.000)        (0.000)       (0.000)       (0.000)      (0.000)
                                                 ----------     -----------    -----------   -----------    ----------  -----------
Total distributions..........                        (0.022)         (0.042)        (0.028)       (0.008)       (0.002)      (0.008)
                                                 ----------     -----------    -----------   -----------   -----------  -----------
Net asset value, end of period                   $    1.00      $     1.00     $     1.00    $     1.00     $    1.00    $    1.00
                                                 ==========     ===========    ===========   ===========   ===========  ===========
Total Return.................                         2.18%(a)        4.32%           2.84%         0.82%        0.21%        0.79%
Ratios/Supplemental Data
Net assets, end of period (000's)                $   40,123     $  471,363     $ 1,291,707   $ 1,271,752   $ 1,252,029  $ 1,569,605
Ratios to average net assets:
  Expenses...................                         1.01%(b)        1.00%           0.98%         0.98%         1.00%       1.01%
  Net investment income......                         4.33%(b)        4.22%           2.80%         0.82%         0.21%       0.78%
  Management fees waived.....                         0.02%(b)        --              --            --            --          --
  Distribution fees waived...                         0.01%(b)        --              --            --            --          --

(a)      Not annualized
(b)      Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================





7. Financial Highlights (Continued)

                                                                                            U.S. Government Fund
                                                                --------------------------------------------------------------------
                                                Six Months Ended                           For the Year Ended March 31,
Cortland Shares                               September 30, 2007--------------------------------------------------------------------
---------------                                  (Unaudited)        2007           2006          2005           2004         2003
                                                ------------    -----------     -----------   ----------    ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period             $    1.00       $    1.00       $   1.00      $   1.00      $   1.00     $   1.00
                                                 -----------    -----------     -----------   ----------    ----------   ----------
Income from investment operations:
  Net investment income......                         0.021           0.041          0.027         0.007         0.002        0.008
  Net realized and unrealized
   gain/(loss) on investments.                        --              --             --            --            0.000        0.000
                                                 -----------    -----------     -----------   ----------    ----------   ----------
  Total from investment operations                    0.021           0.041          0.027         0.007         0.002        0.008
Less distributions from:
  Dividends from net investment income               (0.021)         (0.041)        (0.027)       (0.007)       (0.002)      (0.008)
  Net realized gains on investments                  ( --  )         ( --  )        ( --  )       ( --  )        0.000        0.000
                                                 -----------    -----------     -----------   ----------    ----------   ----------
Total distributions..........                        (0.021)         (0.041)        (0.027)       (0.007)       (0.002)      (0.008)
                                                 -----------    -----------     -----------   ----------    ----------   ----------
Net asset value, end of period                   $    1.00       $    1.00       $   1.00      $   1.00      $   1.00     $   1.00
                                                 ===========    ===========     ===========   ==========    ==========   ==========
Total Return.................                         2.10%(a)        4.22%          2.74%         0.74%         0.15%        0.76%
Ratios/Supplemental Data
Net assets, end of period (000's)                $   57,700      $   51,328      $ 165,157     $ 194,890     $ 197,189    $ 177,455
Ratios to average net assets:
  Expenses (net of fees waived)                      1.01%(b)         0.99%          0.99%         0.99%         1.00%        1.01%
  Net investment income......                        4.14%(b)         4.13%          2.68%         0.70%         0.15%        0.69%
  Distribution fees waived...                        0.09%(b)         0.01%          --            --            0.00%        --


(a)      Not Annualized
(b)      Annualized


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)


================================================================================

7. Financial Highlights (Continued)

                                                                                            Municipal Money Market Fund
                                                                --------------------------------------------------------------------
                                                Six Months Ended                           For the Year Ended March 31,
Cortland Shares                               September 30, 2007--------------------------------------------------------------------
---------------                                  (Unaudited)        2007           2006          2005           2004         2003
                                                ------------    -----------     -----------   ----------    ----------   ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period            $      1.00     $    1.00       $    1.00      $   1.00      $   1.00     $   1.00
                                                ------------    -----------     -----------   ----------    ----------   ----------
Income from investment operations:
  Net investment income......                          0.014         0.027           0.018         0.005         0.001        0.005
  Net realized and unrealized
   gain/(loss) on investments.                         0.000         --              --            --            0.000        0.000
                                                ------------    -----------     -----------   ----------    ----------   ----------
  Total from investment operations                     0.014         0.027           0.018         0.005         0.001        0.005

Less distributions from:
  Dividends from net investment income                (0.014)       (0.027)         (0.018)       (0.005)       (0.001)      (0.005)
  Net realized gains on investments                   (0.000)       ( --  )          --           (0.000)        --           --
                                                ------------    -----------     -----------   ----------    ----------   ----------
Total distributions..........                         (0.014)       (0.027)         (0.018)       (0.005)       (0.001)      (0.005)
                                                ------------    -----------     -----------   ----------    ----------   ----------
Net asset value, end of period                  $      1.00     $    1.00       $    1.00      $   1.00      $   1.00     $   1.00
                                                ============    ===========     ===========   ==========    ==========   ==========
Total Return.................                          1.40%(a)      2.69%           1.77%         0.47%         0.13%        0.49%
Ratios/Supplemental Data
Net assets, end of period (000's)               $      5,786    $   46,677      $  122,467     $ 120,743     $ 106,058    $  90,001
Ratios to average net assets:
  Expenses (net of fees waived)                        0.87%(b)      0.98%           1.00%         1.00%         0.98%        1.00%
  Net investment income........                        2.88%(b)      2.64%           1.76%         0.47%         0.12%        0.47%
  Distribution fees waived.....                        0.02%(b)      --              --            0.00          0.02%        0.01%
  Management fees waived.......                        0.10%(b)      --              --            --            --           --

(a)      Not Annualized
(b)      Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Company is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Company's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Company's Form N-PX is available without charge, upon request, by calling the Company at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Funds do not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended March 31, 2007 the Funds designate the following percentages of ordinary distributions paid during the Funds' fiscal year that are from qualified interest income to foreign shareholders:

                                                            Qualified Interest
                                                                  Income
                                                                  -------
Cortland Trust, Inc. - Cortland General Money Market Fund           54%
Cortland Trust, Inc. - U.S. Government Fund                        100%

APPROVAL OF THE MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS

The Directors unanimously approved the continuance of each Management/Investment Agreement between the Company on behalf of each Fund and the Manager at a meeting held on June 7, 2007.

In preparation for the meeting, the Directors had requested and evaluated extensive materials from the Manager, which included information on the following factors:

1. the nature, extent and quality of investment management and administrative services rendered by the Manager;
2. the investment performance of each Fund compared to other investment companies with similar investment objectives and similar distribution channels;
3. the costs borne by, and profitability of, the Manager and its affiliates in providing services to the Funds and to all investment companies in the Reich and Tang Funds Complex;
4.   comparative     fee and    expense data for other investment companies with
     similar investment  objectives and   similar distribution channels;
5. information about fees charged by the Manager to other clients with similar investment objectives; and
6. the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of investors.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)


================================================================================

APPROVAL OF THE MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS, continued

Prior to approving the continuance of the Management/Investment Advisory Agreements, the Directors reviewed these materials with management and counsel to the Directors who are independent of the Manager. The Directors received a memorandum from such counsel discussing the legal standards for their consideration of the proposed continuances. The Directors also discussed the proposed continuance in an executive session with such counsel at which no representatives of the Manager were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director attributed different weights to the various factors.

The Directors determined that the overall arrangements between the Company and the Manager, as provided in each Management/Investment Advisory Agreement, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the Directors considered relevant in the exercise of their reasonable judgment.

The material factors and conclusions that formed the basis for the Directors' reaching their determination to approve the continuance of each Management/Investment Advisory Agreement, including their determinations that the Manager should continue to serve as the Manager for the Funds and that the fees payable to the Manager pursuant to each Management/Investment Advisory Agreement are appropriate, were separately considered by the Directors.

Nature, extent and quality of services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Funds' Manager under the Management/Investment Advisory Agreements, including portfolio management, investment research and trading in money market instruments. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Funds' Manager including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Manager's expense.

The Board reviewed and considered the qualifications of the portfolio manager, the senior administrative managers and other key personnel of the Manager who provide the administrative and investment advisory services to the Funds. The Board determined that the Manager's portfolio manager and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Funds. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

Performance relative to comparable funds managed by other advisers

The Board reviewed the Funds' gross and net performance for the one, three, five and ten-year periods ended March 31, 2007 compared to the performance of comparable money market funds with similar distribution channels (the "competitor group").

In evaluating the Cortland General Fund's performance, the Directors noted that its rankings in net performance compared to its competitor group for the one, three, five and ten-year periods ended March 31, 2007 were last out of eight, first out of six, first out of six and third out of five, respectively.

In evaluating the Government Fund's performance, the Directors noted that its rankings in net performance compared to its competitor group for the one, three, five and ten-year periods ended March 31, 2007 were last out of eight, third out of six, second out of six and third out of five, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

APPROVAL OF THE MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS, continued

In evaluating the Municipal Fund's performance, the Directors noted that its rankings in net performance compared to its competitor group for the one, three, five and ten-year periods ended March 31, 2007 were first out of eight, third out of five, third out of five and third out of four, respectively.

Fees relative to other funds managed by the adviser with comparable investment strategies

The Board reviewed the management fees paid by the Funds under the Management/Investment Advisory Agreements. The Board noted that the contractual management fee rate for each of the Cortland General and Municipal Funds was higher than the contractual management fee rate charged by the Manager to other funds it manages with investment strategies comparable to those of these Funds. With respect to the Government Fund, the Board noted that no fund similar to the Government Fund was advised/sub-advised by the Manager. The Directors noted that the Funds operate under an all-inclusive fee arrangement and that the other funds managed by the Manager do not offer services that the Company offers.

Fees and expenses relative to comparable funds managed by other advisers

The Board considered that the Funds' total expenses, including 12b-1 and non-12b-1 service fees, compared to the competitor groups of other retail money market funds, indicated that the Cortland General Fund was ranked second out of eight funds; that the Government Fund was ranked first out of eight funds; and that the Municipal Fund was ranked fourth out of eight funds. The Board concluded that the Funds' total expenses was competitive with the total expenses of other retail money market funds.

Breakpoints and economies of scale

The Board noted that the management fee schedule of each Fund did include some breakpoints, but that no breakpoints existed on the Company's average net assets in excess of $1.5 billion. The Board concluded that the management fee of each Fund reflects economies of scale and that additional breakpoints would result should the Funds be reorganized into Daily Income Fund.

Profitability of adviser

At the May 22, 2007 meeting of the Board, the Board considered and reviewed information concerning the costs incurred and profits realized by the Manager from its relationship with the Funds and the Reich & Tang Fund Complex and reviewed with the Manager the cost allocation methodology used to determine the Manager's profitability. Based on their review of the information they received, the Board concluded that the profits earned by the Manager were not excessive in light of the advisory, administrative and other services provided to the Funds.

Fall-out benefits

The Board considered so-called "fall-out benefits" derived by the Manager and its affiliates from their relationship with the Funds and noted that there were no "fall-out benefits."

Soft dollar benefits

The Board considered whether the Manager realizes any benefits from commissions paid to brokers who execute securities transactions for the Funds ("soft dollars"). The Board noted that the Funds invest only in fixed income securities, which do not generate soft dollars.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)


================================================================================

APPROVAL OF THE MANAGEMENT/INVESTMENT ADVISORY AGREEMENTS, continued

Adviser financially sound and financially capable of meeting the funds' needs

The Board considered whether the Manager is financially sound and has the resources necessary to perform its obligations under the Management/Investment Advisory Agreements. The Board noted that the Manager's operations remain profitable, although decreased revenues last year has reduced the profitability. The Board concluded that the Manager has the financial resources necessary to fulfill its obligations under the Management/Investment Advisory Agreements.

Historical relationship between the funds and the manager

The Board also reviewed and considered the historical relationship between the Funds and the Manager, including the organizational structure of the Manager, the policies and procedures formulated and adopted by the Manager for managing the Funds' operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Manager. The Board concluded that it is beneficial for the Funds to continue their relationship with the Manager.

Other factors and current trends

The Board considered the controls and procedures adopted and implemented by the Manager and monitored by the Funds' Chief Compliance Officer and concluded that the conduct of business by the Manager indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Funds' business.

General conclusion

After considering and weighing all of the above factors, the Board concluded it would be in the best interest of the Funds and their shareholders to approve renewal of the Management/Investment Advisory Agreements for another year.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





                                                                     CORTLAND
                                                                     TRUST, INC.


















                                                             Semi-Annual Report
                                                              September 30, 2007
                                                                  (Unaudited)



CRT9/07S














--------------------------------------------------------------------------------

Item 2: Code of Ethics

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: Audit Committee Financial Expert

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: Principal Accountant Fees and Services

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: Audit Committee of Listed Registrants

Not Applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Discholsure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable.

Item 8: Purchase of Equity Securties by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Not Applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not Applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cortland Trust, Inc.


By (Signature and Title)*        /s/Christine Manna, Secretary
                                 -----------------------------
                                    Christine Manna, Secretary
Date: December 7, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*        /s/Steven W. Duff, President
                                 ----------------------------
                                    Steven W. Duff, President
Date: December 7, 2007



By (Signature and Title)*        /s/Anthony Pace, Treasurer
                                 --------------------------
                                    Anthony Pace, Treasurer
Date: December 7, 2007



* Print the name and title of each signing officer under his or her signature.